Debentures - Summary Of Changes In Debentures Based on Face Value (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	₩ 76,438,417	₩ 69,460,954
Changes In Debentures Based On Face Value [Abstract]
Issue	93,229,856	86,342,205
Repayments	(89,487,090)	(81,088,086)
Others	137,917	1,723,344
Ending	80,319,100	76,438,417
Structured debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	20,560	90,640
Changes In Debentures Based On Face Value [Abstract]
Issue	70,000	0
Repayments	(150)	(70,080)
Others	0	0
Ending	90,410	20,560
Exchangeable bonds
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	0	240,000
Changes In Debentures Based On Face Value [Abstract]
Issue		0
Repayments		(240,000)
Others		0
Ending		0
Subordinated fixed rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	4,445,150	4,453,970
Changes In Debentures Based On Face Value [Abstract]
Issue	600,000	0
Repayments	0	(8,820)
Others	0	0
Ending	5,045,150	4,445,150
Fixed rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	54,370,733	45,624,127
Changes In Debentures Based On Face Value [Abstract]
Issue	86,011,300	82,306,421
Repayments	(84,394,568)	(73,559,815)
Others	0	0
Ending	55,987,465	54,370,733
Floating rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	1,250,000	5,410,000
Changes In Debentures Based On Face Value [Abstract]
Issue	1,360,000	440,000
Repayments	(230,000)	(4,600,000)
Others	0	0
Ending	2,380,000	1,250,000
Debentures in Korean won
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	60,086,443	55,818,737
Changes In Debentures Based On Face Value [Abstract]
Issue	88,041,300	82,746,421
Repayments	(84,624,718)	(78,478,715)
Others	0	0
Ending	63,503,025	60,086,443
Floating rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	3,122,201	2,532,921
Changes In Debentures Based On Face Value [Abstract]
Issue	1,409,480	975,755
Repayments	(841,190)	(728,965)
Others	(53,584)	342,490
Ending	3,636,907	3,122,201
Fixed rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	13,229,773	11,109,296
Changes In Debentures Based On Face Value [Abstract]
Issue	3,779,076	2,620,029
Repayments	(4,021,182)	(1,880,406)
Others	191,501	1,380,854
Ending	13,179,168	13,229,773
Debentures in foreign currencies
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	16,351,974	13,642,217
Changes In Debentures Based On Face Value [Abstract]
Issue	5,188,556	3,595,784
Repayments	(4,862,372)	(2,609,371)
Others	137,917	1,723,344
Ending	₩ 16,816,075	₩ 16,351,974